Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Floating Rate Income Portfolio - Investor C Shares	Dec. 29, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	553
Expense Example, No Redemption, 5 Years	953
Expense Example, No Redemption, 10 Years	$ 1,869